Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of Current and Deferred Component of Income Tax Expense

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expenses	135,188,353	71,567,448	64,458,408	9,078,777
Deferred income tax expenses	125,293,714	20,860,679	(2,117,892)	(298,299)
Total income tax expenses	260,482,067	92,428,127	62,340,516	8,780,478

Schedule of Principal Components of Deferred Tax Assets and Liabilities

	As of December 31,
	2022	2023
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	18,465,206	19,785,153	2,786,681
Allowance for finance lease receivable	8,944,994	7,706,311	1,085,411
Allowance for other current assets	53,566,319	30,286,267	4,265,731
Impairment loss from long-lived assets	22,131,541	539,153	75,938
Guarantee liabilities	100,082,625	3,517,157	495,381
Share-based compensation	35,798,102	33,692,676	4,745,514
Fair value change on investments	67,969,700	67,463,987	9,502,104
Fair value change on financial assets	34,319,462	82,220,720	11,580,546
Lease liabilities	1,675,482	18,156,568	2,557,299
Advertising cost	35,811,815	23,090,520	3,252,232
Uncollected revenue	4,501,793	4,798,460	675,849
Outside basis difference	44,907,609	19,604,247	2,761,200
Net operating loss carry forwards	746,950,201	775,049,194	109,163,396
Less: valuation allowance	(1,100,270,879)	(1,008,969,418)	(142,110,370)
Total non-current deferred tax assets net of valuation allowance	74,853,970	76,940,995	10,836,912
Net non-current deferred tax assets	—	—	—
Non-current deferred tax liabilities
Right-of-use assets	(1,864,922)	(18,572,655)	(2,615,904)
Fair value change on financial assets	(63,732,300)	(58,368,340)	(8,221,008)
Unallocated revenue	(11,374,640)	—	—
Total non-current deferred tax liabilities	(76,971,862)	(76,940,995)	(10,836,912)
Net non-current deferred tax liabilities	(2,117,892)	—	—

Schedule of Reconciliation of Income Taxes Expense

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Profit (loss) before income tax	846,409,045	(269,623,829)	101,474,055	14,292,322
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	211,602,261	(67,405,957)	25,368,514	3,573,081
Effect of different tax rates	(60,256,708)	12,944,788	(25,070,403)	(3,531,092)
Tax exempted income	—	—	(198,231)	(27,920)
Outside basis difference	—	(109,594,486)	(215,985,749)	(30,420,956)
Expenses not deductible for tax purposes	62,168,979	12,666,674	36,882,867	5,194,842
Adjustment on current income tax of the previous periods	8,525,032	(18,081,862)	(18,394,143)	(2,590,761)
Deferred only adjustment	26,769,243	—	—	—
Non-deductible guarantee liability:	—	—	93,833,446	13,216,164
Write-off of NOL and others due to liquidations:	—	—	252,778,471	35,603,103
Research and development super-deduction	(19,928,755)	—	—	—
Tax rate change	(105,024,051)	—	—	—
Withholding income tax	—	—	4,427,205	623,559
Changes in valuation allowance	136,626,066	261,898,970	(91,301,461)	(12,859,542)
Income tax expenses	260,482,067	92,428,127	62,340,516	8,780,478

Schedule of Unrecognized Tax Benefits

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	2,588,962	—	—
Additions	—	34,580,410	4,870,549
Decreases	(2,588,962)	(34,580,410)	(4,870,549)
Balance at end of the year	—	—	—